INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
TAX EXPENSE
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax profit	15,488,073	(13,030,391)	(25,405,072)
Hong Kong | THK
TAX EXPENSE
Income tax rate (as a percent)	16.50%	16.50%	16.50%
Tax profit	0
Singapore | TSI
TAX EXPENSE
Income tax rate (as a percent)	17.00%	17.00%	17.00%
Tax profit	0
Singapore | TED
TAX EXPENSE
Income tax rate (as a percent)				17.00%
Tax profit	0
Preferential tax rate (as a percent)	5.00%	5.00%	5.00%
United States | TUH/ TUS/TUP/TP-CA
TAX EXPENSE
Income tax rate (as a percent)	40.00%	40.00%	40.00%
Japan | TJP
TAX EXPENSE
Income tax rate (as a percent)	25.50%	40.00%	40.00%
Germany | TGM
TAX EXPENSE
Income tax rate (as a percent)	27.38%	32.90%	32.90%
In PRC
TAX EXPENSE
Income tax rate (as a percent)	25.00%
In PRC | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)	15.00%
In PRC | Trina China | Future
TAX EXPENSE
Preferential tax rate (as a percent)	25.00%
In PRC | Trina China | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
In PRC | TST | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%